Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of March 31, 2020 and 2019 consisted of the following:

	As of March 31,
	2020	2019

Raw materials	$404,457	$315,686
Finished goods	533,691	715,344
Provision for inventory	(45,381)	(23,112)
Total inventories, net	$892,767	$1,007,918

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $23,871 and $23,112 for the years ended March 31, 2020 and 2019, respectively.